Net financial income (loss) - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 18, 2022	Mar. 31, 2019	Oct. 31, 2018
Disclosure of financial instruments by type of interest rate [line items]
Interest expense	€ 7,779	€ 5,599	€ 383
Valuation impact	(285)	6,855	0
Non-current financial liabilities	45,543	48,608
Foreign exchange gains	785	3,277	6,347
Janssen
Disclosure of financial instruments by type of interest rate [line items]
Adjustments for fair value losses	4,200
USD / Euro exchange rate
Disclosure of financial instruments by type of interest rate [line items]
Foreign exchange gains		2,100	6,100
Foreign exchange losses	2,100
EIB fixed rate loan
Disclosure of financial instruments by type of interest rate [line items]
Interest expense	7,800	5,600
Accumulated variable interest expense accrual			4,200
Borrowings, interest rate				21.30%	5.00%	6.00%
Impact of discounting and accretion	300
Valuation impact	(6,900)
Non-current financial liabilities	19,200	27,500
Financial liabilities, at fair value	34,400			€ 34,400
EIB fixed rate loan | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest expense	1,600	1,600
Interest expense on borrowings		2,300	€ 1,800
EIB fixed rate loan | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest expense	€ 5,900	€ 3,700